Schedule of Investments (unaudited)	iShares® Cybersecurity and Tech ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 9.8%
Accton Technology Corp.	1,794,000	$25,132,849
Calix Inc.(a)	576,412	15,983,905
Juniper Networks Inc.	1,068,446	37,203,290
		78,320,044
IT Services — 10.6%
Akamai Technologies Inc.(a)	263,084	26,553,068
Change Holdings Inc.(b)	396,200	2,966,518
Netcompany Group A/S(a)(b)(c)	436,643	15,840,607
Okta Inc.(a)	414,580	38,547,648
		83,907,841
Professional Services — 14.5%
Booz Allen Hamilton Holding Corp., Class A	238,184	35,172,631
CACI International Inc., Class A(a)	94,064	37,835,363
My EG Services Bhd	48,819,400	9,542,600
Science Applications International Corp.	254,549	32,760,456
		115,311,050
Software — 65.0%
A10 Networks Inc.	686,993	8,972,129
Ahnlab Inc.	57,793	2,643,093
Alarm.com Holdings Inc.(a)	470,203	31,268,499
BlackBerry Ltd.(a)	5,700,100	15,941,151
Check Point Software Technologies Ltd.(a)(b)	209,323	31,277,043
Clear Secure Inc., Class A	832,865	14,550,152
Crowdstrike Holdings Inc., Class A(a)	129,881	37,995,388
CyberArk Software Ltd.(a)	151,574	36,264,079
Darktrace PLC(a)(b)	2,574,243	19,216,338
Digital Arts Inc.	105,200	2,821,199
Everbridge Inc.(a)	393,515	13,674,646
Fortinet Inc.(a)	581,549	36,742,266
MIA Teknoloji A/S, NVS(a)	2,394,386	4,154,988
OneSpan Inc.(a)	357,133	3,864,179
Palo Alto Networks Inc.(a)	103,071	29,982,323
Qualys Inc.(a)(b)	162,361	26,612,591
Radware Ltd.(a)(b)	349,085	5,770,375

Security	Shares	Value

Software (continued)
Rapid7 Inc.(a)	544,613	$24,398,662
SentinelOne Inc., Class A(a)	1,539,359	32,526,656
TeamViewer SE(a)(c)	1,408,553	18,582,661
Tenable Holdings Inc.(a)(b)	748,725	33,670,163
Trend Micro Inc./Japan	574,200	28,295,540
Varonis Systems Inc., Class B(a)	708,576	31,000,200
Zscaler Inc.(a)	154,146	26,658,009
		516,882,330
Total Long-Term Investments — 99.9%
(Cost: $732,889,041)		794,421,265

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	14,239,186	14,243,458
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	1,170,000	1,170,000

Total Short-Term Securities — 1.9%
(Cost: $15,414,979)		15,413,458

Total Investments — 101.8%
(Cost: $748,304,020)		809,834,723

Liabilities in Excess of Other Assets — (1.8)%		(14,176,751)

Net Assets — 100.0%		$795,657,972

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,934,894	$—	$(13,692,309	)(a)	$954	$(81)	$14,243,458	14,239,186	$77,403	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,260,000	—	(90,000	)(a)	—	—	1,170,000	1,170,000	42,148		—
					$954	$(81)	$15,413,458		$119,551		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
April 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	6	06/21/24	$1,195	$(77,532)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$669,379,860	$125,041,405	$—	$794,421,265
Short-Term Securities
Money Market Funds	15,413,458	—	—	15,413,458
	$684,793,318	$125,041,405	$—	$809,834,723
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(77,532)	$—	$—	$(77,532)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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